Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions
4. Related Party Transactions
Relationship with ERJ
Eve has historically been managed, operated, and funded by ERJ. Accordingly, certain shared costs have been allocated to Eve and reflected as expenses in Eve’s stand-alone unaudited condensed consolidated financial statements. The expenses reflected in the unaudited condensed consolidated financial statements may not be indicative of expenses that will be incurred by Eve in the future.
(a) Corporate costs
ERJ incurs corporate costs for services provided to Eve. These costs include expenses for information systems, accounting, other financial services (such as treasury, audit and purchasing), human resources, legal, and facilities.
Until December 31, 2021, a portion of these costs benefited Eve and were allocated to the company using a pro-rata
method based on R&D project related costs, headcount, or other measures that management believes are consistent and reasonable.
The allocated corporate costs included in the unaudited condensed consolidated statement of operations were approximately $(4,085) and $205,900 for the three months ended March 31, 2022 and 2021, respectively, and were included in general and administrative expenses for each of the periods.
Beginning on January 1, 2022 ERJ started charging Eve for administrative services under the SSA (see more details below).
(b) Cash Management and Financing
Eve is responsible for managing its own cash. In July 2021, ERJ made a $15 million of capital contribution to Eve upon the formation of the legal entity. In addition, upon the Closing, Eve received more than $300 million in cash to pay for its obligations.
(c) Master Service Agreement and Shared Service Agreement
In connection with the transfer of the UAM Business to Eve, ERJ and Eve entered into the MSA and the SSA on December 14, 2021, among other services agreements. The initial term for MSA is 15 years, and can be automatically renewed for additional successive one-year
periods. The term for SSA is 15 years. The MSA has established a fee to be charged by ERJ to Eve so that Eve may be provided with access to ERJ’s R&D and engineering department structure, as well as the ability to access to manufacturing facilities in the future. The SSA has established a cost overhead pool to be allocated, excluding any margin, to Eve so that Eve may be provided with access to certain of ERJ’s administrative services and facilities which are commonly used across the ERJ business such as engineering and testing facilities, as well as back-office shared service centers. As of March 31, 2022, there is an outstanding Related party payable of $7,489,845 and $124,900 related to the MSA and SSA, respectively. During the period ended March 31, 2022 Eve has incurred cost in the amount of $7,336,164 in relation to the MSA and $128,060 in relation to the SSA.
Fees and Expenses in connection with the MSA are set to be payable within forty-five (45) days of receipt by Eve of an invoice from Embraer together with documentation supporting the fees and expenses set forth on such invoice. Costs and expenses incurred in connection with the provision of shared services to Eve pursuant to the SSA are set to be payable within forty-five (45) days of receipt by Eve. All payments and amounts due or paid in US Dollars.
(d) Related party receivable
Certain employees were transferred from ERJ to Eve. On the transfer date of each employee, all payroll related accruals were assumed by Eve and it recognized a Related party receivable from ERJ. Additionally, EAH transferred certain liabilities related to the Eve business, which led to the recognition of a receivable from EAH. This receivable balance is decreased when EAH pays for corporate expenses (e.g. health insurance) on behalf of Eve.

4.	Related Party Transactions
Relationship with ERJ
The UAM Business has historically been managed, operated, and funded by ERJ. Accordingly, certain shared costs have been allocated to the UAM Business and reflected as expenses in the UAM Business’ stand-alone combined financial statements. The expenses reflected in the combined financial statements may not be indicative of expenses that will be incurred by the UAM Business in the future.

(a)	Corporate costs
ERJ incurs corporate costs for services provided to the UAM Business. These costs include expenses for information systems, accounting, other financial services (such as treasury, audit and purchasing), human resources, legal, and facilities.
A portion of these costs benefit the UAM Business and are allocated to the UAM Business using a pro-rata
method based on R&D project related costs, headcount, or other measures that management believes are consistent and reasonable.
The allocated corporate costs included in the combined statement of operations were approximately $1,323,915, $1,167,432 and $1,710,595 for the years ended December 31, 2021, 2020 and 2019, respectively, and were included in general and administrative expenses for each of the years.

(b)	Cash Management and Financing
The UAM Business is responsible for managing its own cash which was originally composed by the $15 million of capital contribution made by ERJ in August 2021 upon the formation of the legal entity. In the event that additional funding is needed, ERJ will provide the required funding as described in Note 2.
(c)	Master Service Agreement and Shared Service Agreement
In connection with the transfer of the UAM Business to Eve, ERJ and Eve entered into a master service agreement (the “MSA”) and Shared Service Agreement (the “SSA”) on December 13, 2021. The MSA has established a fee to be charged by ERJ to Eve so that Eve may be provided with access to ERJ’s R&D and engineering department structure, as well as the ability to access to manufacturing facilities in the future. The SSA has established a cost overhead pool to be allocated, excluding any margin, to Eve so that Eve may be provided with access to certain of ERJ’s administrative services and facilities which are commonly used across the ERJ business such as engineering and testing facilities, as well as back-office shared service centers. During 2021, the UAM Business has incurred $1,109,345 in relation to the MSA and the SSA.

ZANITE ACQUISITION CORP [Member]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
The Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 5,750,000 shares of Class B common stock (the “Founder Shares”).
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Administrative Services Agreement
The Company entered into an administrative services agreement, commencing on November 19, 2020, through the earlier of the Company’s consummation of a Business Combination or its liquidation, to pay to the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to members of the Company’s management team. For the three months ended March 31, 2022 and March 31, 2021, the Company incurred $30,000 in fees for these services, of which such amount is included in accrued expenses in the accompanying condensed balance sheets.
Promissory Notes — Related Party
On August 7, 2020, the Sponsor issued the Promissory Note, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest
bearing and payable on the earlier of (i) December 31, 2020 or (ii) the consummation of the Initial Public Offering. The outstanding balance under the Promissory Note of $90,093 was subsequently repaid on November 23, 2020. This facility is no longer available.
On February 3, 2022, the Company issued the New Promissory Note to the Company, pursuant to which the Company could borrow up to an aggregate principal amount of $2,000,000. The New Promissory Note is non-interest
bearing and payable on the earlier of (i) December 31, 2022 or (ii) the consummation of our initial business combination, unless accelerated upon the occurrence of an event of default as set forth in the note. Any outstanding principal may be prepaid at any time by the Company, at its election and without penalty. As of March 31, 2022, the outstanding balance under the New Promissory Note is $150,000.

Working Capital Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of March 31, 2022 and December 31, 2021, no amounts were outstanding under the Working Capital Loans.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
The Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 5,750,000 shares of Class B common stock (the “Founder Shares”).
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Administrative Services Agreement
The Company entered into an administrative services agreement, commencing on November 19, 2020, through the earlier of the Company’s consummation of a Business Combination or its liquidation, to pay to the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to members of the Company’s management team. For the year ended December 31, 2021, the Company incurred $120,000 in fees for these services. For the period from August 7, 2020 (inception) through December 31, 2020, the Company incurred $10,000 in fees for these services. At December 31, 2021 and 2020, there is $90,000 and $10,000, respectively, of such fees included in accrued expenses in the accompanying balance sheets.
Promissory Notes — Related Party
On August 7, 2020, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest
bearing and payable on the earlier of (i) December 31, 2020 or (ii) the consummation of the Initial Public Offering. The outstanding balance under the Promissory Note of $90,093 was subsequently repaid on November 23, 2020. This facility is no longer available.
On February 3, 2022, the Sponsor issued another unsecured promissory note to the Company (the “New Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $2,000,000. The New Promissory Note is non-interest bearing and payable on the earlier of (i) December 31, 2022 or (ii) the consummation of our initial business combination. The outstanding balance under the New Promissory Note is $0.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2021 and 2020, no amounts were outstanding under the Working Capital Loans.